UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS



MONETTA TRUST -  YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008





COMMON STOCK - 45.8%
NUMBER OF SHARES                                                 MARKET VALUE

Apparel - 2.1%
    200   Nike, Inc. - CL B                                           $13,380

Beverages - 1.5%
    185   The Coca-Cola Co.                                             9,783

Commercial Services - 3.3%
     50   MasterCard, Inc. - CL A                                       8,866
    200   Visa, Inc. - CL A                                            12,278
                                                               --------------
                                                                       21,144
Computers - 1.7%
   *100   Apple, Inc.                                                  11,366

Cosmetics/Personal Care - 1.5%
    140   Proctor & Gamble Co.                                          9,757

Entertainment - 1.5%
   *300   DreamWorks Animation SKG, Inc. - CL A                         9,435

Healthcare-Products - 2.7%
    250   Johnson & Johnson                                            17,320

Internet - 4.8%
   *200   Amazon.com, Inc.                                             14,552
    *40   Google, Inc. - CL A                                          16,021
                                                               --------------
                                                                       30,573
Media - 4.5%
 *7,500   Sirius Xm Radio, Inc.                                         4,275
    800   The Walt Disney Co.                                          24,552
                                                               --------------
                                                                       28,827
Retail - 17.7%
    200   Best Buy Co., Inc.                                            7,500
    300   CVS/Caremark Corp.                                           10,098
    400   The Gap, Inc.                                                 7,112
   *250   Kohl's Corp.                                                 11,520
    300   McDonald's Corp.                                             18,510
    400   PetSmart, Inc.                                                9,884
    300   Target Corp.                                                 14,715
    300   The TJX Companies, Inc.                                       9,156
    195   Wal-Mart Stores, Inc.                                        11,679
    400   Yum! Brands, Inc.                                            13,044
                                                               --------------
                                                                      113,218
Toys/Games/Hobbies - 4.5%
    300   Hasbro, Inc.                                                 10,416
   *325   Marvel Entertainment, Inc.                                   11,095
    400   Mattel, Inc.                                                  7,216
                                                               --------------
                                                                       28,727

                                                               --------------
TOTAL COMMON STOCK                                                    293,530
  (COST $317,637)(a)


Exchange Traded Funds - 49.5%
NUMBER OF SHARES
    800   Financial Select Sector SPDR Fund                            15,832
    215   iSHARES S&P 100 Index Fund                                   11,403
    350   iShares S&P 500 Value Index Fund                             20,947
    415   iShares S&P 500 Growth Index Fund                            23,564
    200   iShares S&P 500 Index Fund                                   23,500
  1,280   SPDR Trust Series 1                                         148,506
    600   Vanguard Growth ETF                                          31,326
    400   Vanguard Large-Cap ETF                                       21,052
    400   Vanguard Value ETF                                           20,964
                                                               --------------
TOTAL EXCHANGE TRADED FUNDS                                           317,094
  (COST $384,694)(a)


VARIABLE RATE DEMAND NOTES - 3.6%
PRINCIPAL AMOUNT
  1,400   American Family Financial Services Co. - 2.235%**             1,400
 21,800   Wisconsin Corp. Central Credit Union - 2.877%**              21,800

                                                               --------------
TOTAL VARIABLE RATE DEMAND NOTES                                       23,200
  (COST $23,200)(a)

                                                               --------------
TOTAL INVESTMENTS - 98.9%                                             633,824
  (COST $725,531)(a)

OTHER ASSETS LESS LIABILITIES - 1.1%                                    6,847
                                                               --------------

TOTAL NET ASSETS - 100%                                              $640,671
                                                               ==============




(a) Cost for book and tax purposes is $725,531; the aggregate gross unrealized appreciation is $14,208 and the aggregate gross unrealized depreciation is $105,915, resulting in net unrealized depreciation of $91,707.

*  Non-income producing security.

** Rates in effect at September 30, 2008.




MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008




COMMON STOCK - 89.7%
NUMBER OF SHARES                                               MARKET VALUE

Airlines - 2.2%
  *7,000   AMR Corp.                                                $68,740

Banks - 6.3%
   4,500   Fifth Third Bancorp                                       53,550
   8,000   Huntington Bancshares, Inc.                               63,920
   2,100   Zions Bancorp                                             81,270
                                                             --------------
                                                                    198,740
Biotechnology - 5.4%
    *500   Celgene Corp.                                             31,640
  *1,000   Charles River Laboratories Int'l, Inc.                    55,530
  *2,000   Illumina, Inc.                                            81,060
                                                             --------------
                                                                    168,230
Chemicals - 3.5%
   1,000   Airgas, Inc.                                              49,650
   1,200   FMC Corp.                                                 61,668
                                                             --------------
                                                                    111,318
Commercial Services - 12.5%
  *1,100   Apollo Group, Inc. - CL A                                 65,230
  *1,600   FLIR Systems, Inc.                                        61,472
  *1,000   FTI Consulting, Inc.                                      72,240
   1,400   Global Payments, Inc.                                     62,804
  *3,000   Quanta Services, Inc.                                     81,030
     800   Visa, Inc. - CL A                                         49,112
                                                             --------------
                                                                    391,888
Computers - 3.3%
    *400   Apple, Inc.                                               45,464
  *1,950   Synaptics, Inc.                                           58,929
                                                             --------------
                                                                    104,393
Diversified Financial Services - 4.9%
   1,700   Ameriprise Financial, Inc.                                64,940
   1,000   JPMorgan Chase & Co.                                      46,700
   1,300   Raymond James Financial, Inc.                             42,874
                                                             --------------
                                                                    154,514
Electronics - 3.5%
    *800   Sohu.com Inc.                                             44,600
  *1,100   Waters Corp.                                              63,998
                                                             --------------
                                                                    108,598
Engineering & Construction - 3.3%
   1,000   Fluor Corp.                                               55,700
    *900   Jacobs Engineering Group, Inc.                            48,879
                                                             --------------
                                                                    104,579
Entertainment - 2.1%
  *2,100   DreamWorks Animation SKG, Inc. - CL A                     66,045

Food - 3.7%
   1,900   Cal-Maine Foods, Inc.                                     52,136
   2,000   Corn Products Int'l, Inc.                                 64,560
                                                             --------------
                                                                    116,696
Healthcare-Products - 6.4%
  *1,200   IDEXX Laboratories, Inc.                                  65,760
  *2,100   Immucor, Inc.                                             67,116
  *1,200   Varian Medical Systems, Inc.                              68,556
                                                             --------------
                                                                    201,432
Healthcare-Services - 2.8%
  *1,000   Covance, Inc.                                             88,410

Home Builders - 2.8%
   4,500   KB Home                                                   88,560

Internet - 3.9%
    *250   Baidu.com, Inc. - SP ADR (b)                              62,058
  *2,000   Netflix, Inc.                                             61,760
                                                             --------------
                                                                    123,818
Machinery-Diversified - 3.7%
     600   Flowserve Corp.                                           53,262
   1,100   Roper Industries, Inc.                                    62,656
                                                             --------------
                                                                    115,918
Miscellaneous Manufacturing - 1.6%
   2,000   Trinity Industries, Inc.                                  51,460

Oil & Gas - 3.7%
     500   Diamond Offshore Drilling, Inc.                           51,530
   1,400   XTO Energy, Inc.                                          65,128
                                                             --------------
                                                                    116,658
Oil & Gas Services - 1.7%
  *1,000   Oceaneering Int'l, Inc.                                   53,320

Pharmaceuticals - 2.2%
    *900   Cephalon, Inc.                                            69,741

Retail - 5.9%
  *2,000   Aeropostale, Inc.                                         64,220
   1,600   Ross Stores, Inc.                                         58,896
  *2,000   Urban Outfitters, Inc.                                    63,740
                                                             --------------
                                                                    186,856
Software - 1.9%
  *3,300   Parametric Technology Corp.                               60,720

Telecommunications - 2.4%
  *2,000   NII Holdings, Inc.                                        75,840
                                                             --------------

TOTAL COMMON STOCK                                                2,826,474
  (COST $2,871,112)(a)


Exchange Traded Fund - 2.8%
NUMBER OF SHARES
   4,500   Financial Select Sector SPDR Fund                         89,055
                                                             --------------

TOTAL EXCHANGE TRADED FUND                                           89,055
  (COST $93,812)(a)


COMMERICAL PAPER - 4.8%
PRINCIPAL AMOUNT
 150,000   General Electric Capital Corp. 2.32%, 10/06/08           149,951
                                                             --------------

TOTAL COMMERICAL PAPER                                              149,951
  (COST $149,951)(a)


VARIABLE RATE DEMAND NOTES - 4.9%
PRINCIPAL AMOUNT
  27,900   American Family Financial Services Co. - 2.235%**         27,900
 125,900   Wisconsin Corp. Central Credit Union - 2.877%**          125,900
                                                             --------------

TOTAL VARIABLE RATE DEMAND NOTES                                    153,800
  (COST $153,800)(a)

                                                             --------------
TOTAL INVESTMENTS - 102.2%                                        3,219,280
  (COST $3,268,675)(a)

OTHER ASSETS LESS LIABILITIES - (2.2%)                              (67,471)
                                                             --------------

TOTAL NET ASSETS - 100%                                          $3,151,809
                                                             ==============



(a) Cost for book and tax purposes is $3,268,675; the aggregate gross unrealized appreciation is $196,128 and the aggregate gross unrealized depreciation is $245,523, resulting in net unrealized depreciation of $49,395.

(b) American Depository Receipt (ADR)

*  Non-income producing security.

** Rates in effect at September 30, 2008.




MONETTA TRUST - INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008




CORPORATE BONDS - 57.7%
PRINCIPAL AMOUNT                                                    MATURITY DATE         VALUE

Auto - 0.5%
    25,000   Daimler Finance NA LLC                        5.900%      08/15/11         $25,481

Banks - 10.6%
    50,000   BankAmerica Institutional - A                 8.070%      12/31/26          42,965
    80,000   M&I Marshall & Ilsley Bank                    5.150%      02/22/12          72,779
    90,000   National City Corp.                           5.750%      02/01/09          55,055
   175,000   Royal Bank of Scotland Group PLC              9.118%      03/31/49         169,750
    84,000   Southwest Bank of St. Louis                   5.000%      10/23/15          81,919
    86,000   Unionbancal Corp.                             5.250%      12/16/13          81,762
                                                                                 --------------
                                                                                        504,230
Chemicals - 2.2%
   100,000   PPG Industries, Inc.                          7.400%      08/15/19         106,594

Electric - 8.6%
    23,000   Consolidated Edison Co. of New York           6.900%      10/01/28          22,495
    75,000   Detroit Edison Co.                            6.125%      10/01/10          76,956
    35,000   Duke Energy Corp.                             7.375%      03/01/10          36,388
    45,000   Ipalco Enterprises, Inc.                      8.625%      11/14/11          45,450
    75,000   Pepco Holdings, Inc.                          6.450%      08/15/12          74,738
   150,000   Westar Energy, Inc.                           7.125%      08/01/09         153,773
                                                                                 --------------
                                                                                        409,800
Energy - 2.9%
   100,000   Chesapeake Energy Corp.                       6.625%      01/15/16          90,250
    50,000   Chesapeake Energy Corp.                       7.250%      12/15/18          46,250
                                                                                 --------------
                                                                                        136,500
Finance - 7.7%
   100,000   American Express Co.                          7.000%      03/19/18          88,404
    80,000   Boeing Capital Corp.                          6.100%      03/01/11          84,032
   100,000   Caterpillar Financial Services Corp.          5.600%      04/15/13          98,983
   205,000   Lehman Brothers Holdings, Inc.                7.530%      02/09/17**        26,650
    30,000   Lehman Brothers Holdings, Inc.                4.000%      04/16/19**         3,900
    35,000   SLM Corp.                                     5.125%      08/27/12          22,768
    65,000   SLM Corp.                                     5.375%      01/15/13          42,612
                                                                                 --------------
                                                                                        367,349
Insurance - 10.5%
    82,000   CNA Financial Corp.                           6.950%      01/15/18          76,952
   172,000   GE Global Insurance Holdings                  7.500%      06/15/10         172,260
    30,000   Principal Life, Inc.                          7.530%      10/01/14**        27,635
   150,000   Protective Life Secured Trusts                5.450%      09/28/12         149,156
    75,000   Reinsurance Group of America                  6.750%      12/15/11          76,483
                                                                                 --------------
                                                                                        502,486
Mortgage/Asset Backed - 0.2%
     7,876   Bear Stearns Commercial Mortgage
               Securities, Inc.                            6.440%      06/16/30           7,856

Pipelines - 5.2%
   250,000   Enbridge Energy Partners                      7.000%      10/01/18         245,262

Telephone - 5.7%
   125,000   Deutsche Telekom Int'l Finance                8.500%      06/15/10         129,811
   135,000   France Telecom                                7.750%      03/01/11         141,759
                                                                                 --------------
                                                                                        271,570
Transport-Equipment & Leasing - 0.4%
    20,000   GATX Financial Corp.                          6.000%      11/19/08          20,040

Wireless Equipment - 3.2%
   100,000   Motorola Inc.                                 7.500%      05/15/25          85,479
    75,000   Qwest Corp.                                   7.500%      06/15/23          66,193
                                                                                 --------------
                                                                                        151,672

                                                                                 --------------
TOTAL CORPORATE BONDS                                                                 2,748,840
  (COST $3,112,230)(a)


U.S. GOVERNMENT AGENCIES - 13.6%
PRINCIPAL AMOUNT
    30,000   Federal Home Loan Mortgage Corp.              5.700%      03/11/08          29,977
   200,000   Federal Home Loan Mortgage Corp.              5.500%      08/15/18         199,372
    50,000   Federal Home Loan Mortgage Corp.              4.625%      07/09/13          50,203
   350,000   Private Export Funding                        5.685%      05/15/12         370,963
                                                                                 --------------

TOTAL U.S. GOVERNMENT AGENCIES                                                          650,515
  (COST $641,328)(a)


MUNICIPAL BONDS - 15.8%
PRINCIPAL AMOUNT
   250,000   College Park Georgia Revenue Bonds            5.557%      01/01/09         249,670
    30,000   Naugatuck Conn Taxable Series B               5.930%      06/01/26          31,253
   130,000   Sapulpa Oklahoma Municipal Authority          6.250%      07/01/23         127,413
   250,000   Worcester Mass Pension Funding Loan           6.250%      01/01/28         250,640
   100,000   Schenectady NY Metroplex
                Development Authority                      5.000%      08/01/19          94,751
                                                                                 --------------

TOTAL MUNICIPAL BONDS                                                                   753,727
  (COST $753,425)(a)


VARIABLE RATE DEMAND NOTES - 6.2%
PRINCIPAL AMOUNT
   171,100   American Family Financial Services Co. - 2.235%**                          171,100
   122,400   Wisconsin Corp. Central Credit Union - 2.877%**                            122,400
                                                                                 --------------

TOTAL VARIABLE RATE DEMAND NOTES                                                        293,500
  (COST $293,500)(a)


TREASURY NOTE - 5.5%
PRINCIPAL AMOUNT
   240,000   U.S. Treasury Note                            5.125%      05/15/16         264,188
                                                                                 --------------

TOTAL TREASURY NOTE                                                                     264,188
  (COST $242,877)(a)
                                                                                 --------------
TOTAL INVESTMENTS - 98.8%                                                             4,710,770
  (COST $5,043,360)(a)

OTHER ASSETS LESS LIABILITIES - 1.2%                                                     56,112
                                                                                 --------------

TOTAL NET ASSETS - 100%                                                              $4,766,882
                                                                                 ==============



(a) Cost for book and tax purposes is $5,043,360; the aggregate gross unrealized appreciation is $46,880 and aggregate gross unrealized depreciation is $379,470, resulting in net unrealized depreciation of $332,590.

**   Rates in effect at September 30, 2008.





MONETTA TRUST - GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008




FEDERAL HOME LOAN BANK - 30.0%
PRINCIPAL AMOUNT                                                      MATURITY DATE              VALUE
   790,000   2.450%                                                      11/10/08             $787,849
 1,035,000   2.540%                                                      12/09/08            1,029,961
   700,000   2.520%                                                      12/01/08              697,011
   770,000   2.550%                                                      10/10/08              769,509
                                                                                        --------------
                                                                                             3,284,330


FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.6%
PRINCIPAL AMOUNT
   775,000   2.650%                                                      12/16/08              770,640
   570,000   2.390%                                                      11/18/08              568,184
   770,000   2.580%                                                      11/03/08              768,320
   925,000   2.900%                                                      01/14/09              917,311
                                                                                        --------------
                                                                                             3,024,455


FEDERAL HOME LOAN MORTGAGE CORP. - 42.3%
PRINCIPAL AMOUNT
   985,000   2.141%                                                      12/22/08              980,196
 1,000,000   2.370%                                                      10/27/08              998,288
 1,000,000   2.520%                                                      12/03/08              995,590
   660,000   2.421%                                                      10/20/08              659,157
 1,000,000   2.540%                                                      11/25/08              996,120
                                                                                        --------------
                                                                                             4,629,351

                                                                                        --------------
TOTAL INVESTMENTS - 99.9%                                                                   10,938,136
  (COST $10,938,136)(a)

OTHER ASSETS LESS LIABILITIES - 0.1%                                                             4,412
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                    $10,942,548
                                                                                        ==============




(a) Cost is identical for book and tax purposes.




Various inputs are used in determining the value of the funds' investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of September 30, 2008, in valuing the respective funds' assets carried at fair market value:


                                  INVESTMENTS IN SECURITIES (Unaudited)
FUND                              LEVEL 1        LEVEL 2       LEVEL 3   TOTAL


YOUNG INVESTOR FUND               $   610,624    $     23,200  $ 0       $    633,824
MID-CAP EQUITY FUND               $ 2,915,529    $    303,751  $ 0       $  3,219,280
INTERMEDIATE BOND FUND            $         0    $  4,710,770  $ 0       $  4,710,770
GOV'T MONEY MARKET FUND           $         0    $ 10,938,136  $ 0       $ 10,938,136


ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 21, 2008
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 21, 2008
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 21, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 21, 2008
    ----------------------------------------------------------------------------